Due to Related Parties and Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Notes to Financial Statements
3. Due to Related Parties and Related Party Transactions

During the six months period ended February 28, 2018, the Company accrued management fees in the amount of $Nil (2017 - $9,600) to a former consultant and current President, Brad Kersch, who is under contract until December 31, 2016. The outstanding balance of management fees payable was $599 as of February 28, 2018 and as of August 31, 2017.

As of February 28, 2018, the Company has an undetermined amount use of 619 S.Ridgley, Los Angeles CA suite for an indefinite period of time at no cost.

As of February 28, 2018, related parties of the Company have provided a series of loan, totaling $70,673 (August 31, 2017 - $70,673), for working capital purposes. These amounts are unsecured, interest free and are due on demand.

Yuying Liang has contributed uncompensated financial accounting services to the Company.

On August 24, 2017, the Company entered into a license agreement with Solace Management Group Inc. a British Columbia corporation. The Company is now proceeding to implement its planned operations. The material terms of such license agreement are:

1.	Upon execution of the Agreement, the Company shall provide a non-refundable license fee in the amount of $100,000 (the " License Fee") to be held in an escrow account pursuant and subject to the terms of an escrow agreement whereby the License Fee will remain in the escrow account until the earlier of a $3,000,000 raise by the Licensee or after the Set-up Period.

2.	Term of the License Agreement is 10 years with a 5 year renewal term.

3.	The license is an exclusive, non-transferable, non-sub licensable license to manufacture, sell, represent, market, distribute and advertise the Licensed Products within the Territory on the terms and conditions set forth in the License Agreement and shall include access to, and use of, the Solace Management Group Inc.’s Licensed Products and Services, Marks, Manuals, brands, and the business format, formulations, methods, specifications, standards, and operating procedures.

4.	The Company shall pay the Solace Management Group Inc. for all packaging and shipment expenses to the Licensee at the then current market rate plus 20%.

5.	Royalties will commence to accrue when the Licensed Products are accepted by the Company. The Company shall pay quarterly royalties in addition to the yearly royalty fee, 10% of sales based on the wholesale price of each item.

Solace Management Group Inc. owns the brand and intellectual property rights to Apawthecary Pets.

Apawthecary Pets Inc., a Canadian corporation licensed the brand and distribution rights for Apawthecary Pets for use in Canada from Solace Management Group Inc.

Solace Management Group Inc. and the Company have an officer and director in common, Bradley Kersch. The Company has negotiated a licensing and distribution agreement with Solace Management Group Inc. The $100,000 License fee has not been paid as of February 28, 2018.

During the year ended August 31, 2017, the Company accrued management fees in the amount of $9,925(2016 - $36,800) to a consultant, Brad Kersch, who is under contract until December 31, 2016. The outstanding balance of management fees payable was $599 and $77,074 as of August 31, 2017 and 2016, respectively.

During the year ended August 31, 2017, the Company accrued rent expense in the amount of $Nil (2016 - $36,800) to a company with an officer in common. The outstanding balance of rent payable was $Nil and $76,800 as of August 31, 2017 and 2016, respectively.

On February 24, 2017, the Company settled the accounts payable of $86,400 with Brad Kersch for consulting services, per the Consulting Services Agreement, for 864,264 of Apawthecary Pets USA’s Common Shares at $0.10 per share.

On February 24, 2017, the Company settled an accounts payable of $76,800 to Digital Pilot Inc., a Company with a director in common, for office rental in Los Angeles, per the California Commercial Lease Agreement, for 768,000 of Apawthecary Pets USA’s Common Shares at $0.10 per share. As of August 31, 2017, the Company has an undetermined amount use of 619 S.Ridgley, Los Angeles CA suite for an indefinite period of time at no cost.

As of August 31, 2017, related parties of the Company have provided a series of loan, totaling $70,673 (2016 - $57,373), for working capital purposes. These amounts are unsecured, interest-free and are due on demand.

Yuying Liang has contributed uncompensated financial accounting services to Apawthecary Pets USA .

On August 24, 2017 Apawthecary Pets USA entered into a license agreement with Solace Management Group Inc. a British Columbia corporation. The material terms of such license agreement are:

1.	Upon execution of the Agreement, the Apawthecary Pets USA shall provide a non-refundable license fee in the amount of $100,000 (the "License Fee") to be held in an escrow account pursuant and subject to the terms of an escrow agreement whereby the License Fee will remain in the escrow account until the earlier of a $3,000,000 raise by the Licensee or after the Set-up Period.

2.	Term of the License Agreement is 10 years with a 5 year renewal term.

3.	The license is an exclusive, non-transferable, non-sub licensable license to manufacture, sell, represent, market, distribute and advertise the Licensed Products within the Territory on the terms and conditions set forth in the License Agreement and shall include access to, and use of, the Solace Management Group Inc.’s Licensed Products and Services, Marks, Manuals, brands, and the business format, formulations, methods, specifications, standards, and operating procedures.

4.	Apawthecary Pets USA shall pay the Solace Management Group Inc. for all packaging and shipment expenses to the Licensee at the then current market rate plus 20%.

5.	Royalties will commence to accrue when the Licensed Products are accepted by the Apawthecary Pets USA. Apawthecary Pets USA shall pay quarterly royalties in addition to the yearly royalty fee, 10% of sales based on the wholesale price of each item.

Solace Management Group Inc. owns the brand and intellectual property rights to Apawthecary Pets.

Apawthecary Pets Inc., a Canadian corporation licensed the brand and distribution rights for Apawthecary Pets for use in Canada from Solace Management Group Inc.

Solace Management Group Inc. and Apawthecary Pets USA have an officer and director in common, Bradley Kersch. Apawthecary Pets USA has negotiated a licensing and distribution agreement with Solace Management Group Inc. The $100,000 License fee has not been paid as of August 31, 2017.